Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Emerging Markets Debt Fund))	0 Months Ended
Sep. 28, 2012
JPMorgan Government Bond Index - Emerging Markets Global Diversified
Average Annual Return:
1 Year	(1.75%)
5 Years (or life of class, if less)	10.35%
Reference Index
Average Annual Return:
1 Year	0.97%
5 Years (or life of class, if less)	11.33%
JPMorgan Emerging Markets Bond Index Global Diversified
Average Annual Return:
1 Year	7.35%
5 Years (or life of class, if less)	12.94%
Class A
Average Annual Return:
1 Year	(7.14%)
5 Years (or life of class, if less)	0.81%
Inception Date	Jun. 30, 2010
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.07%)
5 Years (or life of class, if less)	(1.24%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(4.60%)
5 Years (or life of class, if less)	(0.43%)
Class C
Average Annual Return:
1 Year	(4.19%)
5 Years (or life of class, if less)	3.32%
Inception Date	Jun. 30, 2010
Class N
Average Annual Return:
1 Year	(3.68%)
5 Years (or life of class, if less)	3.23%
Inception Date	Jun. 30, 2010
Class Y
Average Annual Return:
1 Year	(2.33%)
5 Years (or life of class, if less)	4.34%
Inception Date	Jun. 30, 2010